Loans, allowance for loan losses and credit quality - Allowance roll-forward (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Allowance for loan losses
Balance at beginning of period	SFr 858	SFr 882	SFr 899	SFr 882	SFr 938
Net movements recognized in statements of operations	60	36	70	96	136
Gross write-offs	(42)	(78)	(53)	(120)	(152)
Recoveries	10	16	9	26	21
Net write-offs	(32)	(62)	(44)	(94)	(131)
Provisions for interest	7	8	5	15	(1)
Foreign currency translation impact and other adjustments, net	12	(6)	(13)	6	(25)
Balance at end of period	905	858	917	905	917
of which individually evaluated for impairment	646	628	712	646	712
of which collectively evaluated for impairment	259	230	205	259	205
Gross loans held at amortized cost
Gross loans held at amortized cost	272,969	270,112	258,268	272,969	258,268	SFr 264,830
of which individually evaluated for impairment	2,102	1,966	2,240	2,102	2,240
of which collectively evaluated for impairment	270,867	268,146	256,028	270,867	256,028
Loans held at amortized cost
Purchases	779	617	734	1,396	1,658
Reclassifications from loans held-for-sale	1	0	0	1	0
Reclassifications to loans held-for-sale	944	704	705	1,648	3,809
Sales	888	673	907	1,561	3,696
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	654	662	682	662	722
Net movements recognized in statements of operations	44	32	56	76	105
Gross write-offs	(27)	(54)	(36)	(81)	(121)
Recoveries	8	13	7	21	13
Net write-offs	(19)	(41)	(29)	(60)	(108)
Provisions for interest	3	6	2	9	4
Foreign currency translation impact and other adjustments, net	10	(5)	(9)	5	(21)
Balance at end of period	692	654	702	692	702
of which individually evaluated for impairment	474	464	540	474	540
of which collectively evaluated for impairment	218	190	162	218	162
Gross loans held at amortized cost
Gross loans held at amortized cost	117,711	115,386	108,550	117,711	108,550	112,553
of which individually evaluated for impairment	1,469	1,320	1,633	1,469	1,633
of which collectively evaluated for impairment	116,242	114,066	106,917	116,242	106,917
Loans held at amortized cost
Purchases	779	617	734	1,396	1,658
Reclassifications from loans held-for-sale	1	0	0	1	0
Reclassifications to loans held-for-sale	943	704	705	1,647	3,809
Sales	887	673	907	1,560	3,696
Consumer
Allowance for loan losses
Balance at beginning of period	204	220	217	220	216
Net movements recognized in statements of operations	16	4	14	20	31
Gross write-offs	(15)	(24)	(17)	(39)	(31)
Recoveries	2	3	2	5	8
Net write-offs	(13)	(21)	(15)	(34)	(23)
Provisions for interest	4	2	3	6	(5)
Foreign currency translation impact and other adjustments, net	2	(1)	(4)	1	(4)
Balance at end of period	213	204	215	213	215
of which individually evaluated for impairment	172	164	172	172	172
of which collectively evaluated for impairment	41	40	43	41	43
Gross loans held at amortized cost
Gross loans held at amortized cost	155,258	154,726	149,718	155,258	149,718	152,277
of which individually evaluated for impairment	633	646	607	633	607
of which collectively evaluated for impairment	154,625	154,080	149,111	154,625	149,111
Loans held at amortized cost
Purchases	0	0	0	0	0
Reclassifications from loans held-for-sale	0	0	0	0	0
Reclassifications to loans held-for-sale	1	0	0	1	0
Sales	1	0	0	1	0
Bank
Allowance for loan losses
Balance at beginning of period		881		881	937
Net movements recognized in statements of operations				96	136
Gross write-offs				(120)	(152)
Recoveries				26	21
Net write-offs				(94)	(131)
Provisions for interest				15	(1)
Foreign currency translation impact and other adjustments, net				6	(25)
Balance at end of period	904		916	904	916
of which individually evaluated for impairment	645		711	645	711
of which collectively evaluated for impairment	259		205	259	205
Gross loans held at amortized cost
Gross loans held at amortized cost	278,486		261,769	278,486	261,769	268,917
of which individually evaluated for impairment	2,090		2,228	2,090	2,228
of which collectively evaluated for impairment	276,396		259,541	276,396	259,541
Loans held at amortized cost
Purchases				1,396	1,658
Reclassifications from loans held-for-sale				1	0
Reclassifications to loans held-for-sale				1,648	3,809
Sales				1,561	3,696
Bank | Corporate and institutional
Allowance for loan losses
Balance at beginning of period		661		661	721
Net movements recognized in statements of operations				76	105
Gross write-offs				(81)	(121)
Recoveries				21	13
Net write-offs				(60)	(108)
Provisions for interest				9	4
Foreign currency translation impact and other adjustments, net				5	(21)
Balance at end of period	691		701	691	701
of which individually evaluated for impairment	473		539	473	539
of which collectively evaluated for impairment	218		162	218	162
Gross loans held at amortized cost
Gross loans held at amortized cost	123,228		112,051	123,228	112,051	116,640
of which individually evaluated for impairment	1,457		1,621	1,457	1,621
of which collectively evaluated for impairment	121,771		110,430	121,771	110,430
Loans held at amortized cost
Purchases				1,396	1,658
Reclassifications from loans held-for-sale				1	0
Reclassifications to loans held-for-sale				1,647	3,809
Sales				1,560	3,696
Bank | Consumer
Allowance for loan losses
Balance at beginning of period		SFr 220		220	216
Net movements recognized in statements of operations				20	31
Gross write-offs				(39)	(31)
Recoveries				5	8
Net write-offs				(34)	(23)
Provisions for interest				6	(5)
Foreign currency translation impact and other adjustments, net				1	(4)
Balance at end of period	213		215	213	215
of which individually evaluated for impairment	172		172	172	172
of which collectively evaluated for impairment	41		43	41	43
Gross loans held at amortized cost
Gross loans held at amortized cost	155,258		149,718	155,258	149,718	SFr 152,277
of which individually evaluated for impairment	633		607	633	607
of which collectively evaluated for impairment	SFr 154,625		SFr 149,111	154,625	149,111
Loans held at amortized cost
Purchases				0	0
Reclassifications from loans held-for-sale				0	0
Reclassifications to loans held-for-sale				1	0
Sales				SFr 1	SFr 0